UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2011

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net of fee return of the LSV Conservative Core Equity Fund (the “Fund”), and the benchmark S&P 500 Index for the fiscal year, trailing three-years, and since inception (May 22, 2007) as of October 31, 2011 (* denotes annualized periods):

	12 Months Ended 10/31/11	3 Years Ended 10/31/11	Since Inception*
LSV Conservative Core Equity Fund	4.74%	10.71%	-4.01%
S&P 500 Index	8.09%	11.41%	-2.24%

The trailing 1-year period as of October 31, 2011 proved to be a very challenging environment for our deep value approach as large-cap value stocks lagged large-cap growth stocks by 3.8%. Attribution suggests that across valuation metrics, the portfolio’s stronger emphasis on valuation factors relative to the benchmark S&P 500 Index detracted from relative returns. Not surprisingly, portfolio holdings lagged benchmark stocks across several sectors with the worst performance coming from holdings in the Technology, Consumer Discretionary and Industrials sectors. As an enhanced index strategy with a targeted tracking error of no more than 2%, the portfolio seeks to minimize individual stock specific and sector risk by maintaining exposure to the largest stocks in the benchmark and limiting sector bets. Sector allocations detracted slightly during the trailing year; the Fund’s most significant sector exposures on a relative basis are to the Health Care and Technology sectors. The Fund is underweight to the Consumer Staples and Consumer Discretionary sectors.

The Russell 1000 Value Index is now trailing the Russell 1000 Growth Index by 6.8% annualized for 3-years and 5.1% annualized for the trailing 5-years. This is obviously a frustrating dynamic for value managers in general but particularly so for LSV as we place a stronger emphasis on value factors. When classifying stocks based on book-to-market ratios, we have observed 18 year-ends since 1927 where value lagged growth in the trailing 3 years. In 15 out of 18 cases, the subsequent year saw sizeable rebounds for value stocks that carried on for at least another 2 years. On average, the positive spread for value versus their growth counterparts tripled relative to the long-term historical average in the first year of a new value cycle. Since 1927, on an annual basis, value has outperformed growth roughly 2/3 of the time, even after the recent negative experience and we see no reason the same will not hold true going forward. While there is no way of knowing exactly when a reversal will occur, the percentages are very much in favor of this portfolio and we firmly believe that the returns will be worth the wait. The current valuations of the portfolio remain encouraging as they are trading at very compelling levels both on an absolute and relative basis:

Characteristic	Fund	S&P 500 Index
Price-to-Earnings Ratio (Trailing)	10.4x	13.5x
Price-to-Book Ratio	1.5x	2.0x
Price-to-Cash Flow Ratio	6.8x	9.1x

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

Comparison of Change in the Value of a $10,000 Investment in the

LSV Conservative Core Equity Fund versus the S&P 500 Index

(1)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The LSV Conservative Core Equity Fund commenced operations on May 22, 2007.
(3)	See definition of comparative index on page 1.

October 31, 2011

Schedule of Investments LSV Conservative Core Equity Fund	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (2.4%)
General Dynamics	5,800	$372
Huntington Ingalls Industries*	816	24
L-3 Communications Holdings, Cl 3	2,900	197
Northrop Grumman	6,000	347
Raytheon	7,000	309

		1,249

Agricultural Operations (0.5%)
Archer-Daniels-Midland	9,600	278

Agricultural Products (0.1%)
Fresh Del Monte Produce	2,000	51

Aircraft (1.0%)
Lockheed Martin	4,600	349
United Continental Holdings*	6,000	116
US Airways Group*	12,800	74

		539

Apparel Retail (0.4%)
Gap	11,100	210

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	5,500	257
Bank of New York Mellon	12,500	266
Legg Mason	5,200	143
State Street	5,800	234

		900

Automotive (1.1%)
Autoliv	2,800	162
Ford Motor*	24,600	287
TRW Automotive Holdings*	3,400	143

		592

	Shares	Value (000)
Banks (5.7%)
Bank of America	47,300	$323
Huntington Bancshares	29,800	154
JPMorgan Chase	26,000	904
PNC Financial Services Group	7,600	408
Regions Financial	9,900	39
SunTrust Banks	2,800	55
US Bancorp	9,400	241
Wells Fargo	33,600	871

		2,995

Biotechnology (2.1%)
Amgen	10,800	619
Gilead Sciences*	11,500	479

		1,098

Cable & Satellite (0.2%)
Time Warner Cable, Cl A	1,900	121

Chemicals (1.5%)
Cytec Industries	2,400	107
Dow Chemical	15,500	432
Eastman Chemical	5,800	228

		767

Commercial Printing (0.3%)
RR Donnelley & Sons	9,200	150

Commercial Services (0.3%)
Convergys*	14,100	151

Computer & Electronics Retail (1.0%)
Best Buy	8,800	231
GameStop, Cl A*	7,700	197
RadioShack	6,600	78

		506

Computers & Services (11.4%)
Apple*	3,600	1,457
Applied Materials	24,200	298
CA	9,200	199
Computer Sciences	5,800	182
Dell*	26,100	413
Google, Cl A*	600	356
Hewlett-Packard	18,800	500
Microsoft	48,400	1,289
NCR*	6,600	126
Oracle	8,800	288
SanDisk*	5,700	289
Seagate Technology	10,100	163
Symantec*	13,300	226
Western Digital*	6,700	179

		5,965

Construction & Engineering (0.2%)
KBR	3,700	103

Consumer Discretionary (1.3%)
Kimberly-Clark	1,900	132

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

October 31, 2011

LSV Conservative Core Equity Fund	Shares	Value (000)
Consumer Discretionary (continued)
Procter & Gamble	8,800	$563

		695

Diversified Metals & Mining (0.7%)
Freeport-McMoRan Copper & Gold	9,600	387

Drug Retail (1.5%)
CVS Caremark	9,700	352
Walgreen	12,500	415

		767

Electrical Services (5.0%)
Ameren	7,100	226
American Electric Power	8,100	318
DTE Energy	2,600	136
Edison International	7,500	305
Entergy	5,400	374
Exelon	4,400	195
General Electric	53,100	887
Public Service Enterprise Group	4,700	158

		2,599

Financial Services (2.7%)
Capital One Financial	5,900	270
Citigroup	13,110	414
Discover Financial Services	13,300	313
Goldman Sachs Group	2,200	241
Morgan Stanley	8,900	157

		1,395

Food, Beverage & Tobacco (2.6%)
Altria Group	3,700	102
Coca-Cola	6,200	424
Coca-Cola Enterprises	4,800	129
PepsiCo	3,200	201
Philip Morris International	4,200	293
Supervalu	3,200	26
Tyson Foods, Cl A	10,900	210

		1,385

General Merchandise Stores (1.2%)
Big Lots*	4,800	181
Target	8,100	443

		624

Health Care Distributors (0.3%)
McKesson	2,000	163

Health Care Equipment (1.0%)
Medtronic	7,500	260
Zimmer Holdings*	4,800	253

		513

Household Products, Furniture & Fixtures (0.2%)
Whirlpool	2,100	107

Industrial Conglomerates (0.4%)
Tyco International	4,800	219

	Shares	Value (000)
Insurance (7.6%)
ACE	2,500	$180
Aetna	9,800	390
Allstate	9,900	261
Assurant	4,400	169
Berkshire Hathaway, Cl B*	4,300	335
Chubb	4,100	275
CIGNA	4,000	177
Hartford Financial Services Group	6,600	127
Lincoln National	2,800	53
MetLife	10,300	362
Prudential Financial	6,400	347
Travelers	5,100	298
UnitedHealth Group	8,200	393
Unum Group	8,000	191
WellPoint	5,800	400

		3,958

IT Consulting & Other Services (1.8%)
International Business Machines	4,500	831
SAIC*	10,800	134

		965

Machinery (2.1%)
AGCO*	3,800	167
Caterpillar	1,900	179
Eaton	6,500	291
ITT	4,600	210
Oshkosh*	5,500	115
Timken	3,500	147

		1,109

Metal & Glass Containers (0.4%)
Ball	4,400	152
Owens-Illinois*	2,700	54

		206

Multimedia (1.2%)
DISH Network, Cl A*	5,600	135
News, Cl A	9,400	165
Viacom, Cl B	4,300	189
Walt Disney	3,700	129

		618

Office Electronics (0.5%)
Xerox	30,300	248

Office Equipment (0.6%)
3M	1,800	142
Avery Dennison	6,000	160

		302

Oil & Gas Equipment & Services (0.4%)
Schlumberger	2,700	198

Paper & Paper Products (0.6%)
International Paper	10,900	302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

October 31, 2011

LSV Conservative Core Equity Fund	Shares	Value (000)
Paper Packaging (0.2%)
Rock-Tenn, Cl A	2,000	$119

Petroleum & Fuel Products (11.4%)
Apache	3,300	329
Chevron	12,700	1,334
ConocoPhillips	11,500	801
Exxon Mobil	26,500	2,069
Marathon Oil	9,500	247
Marathon Petroleum	4,750	171
Murphy Oil	4,300	238
Occidental Petroleum	3,200	297
Tesoro*	7,100	184
Valero Energy	12,300	303

		5,973

Petroleum Refining (1.1%)
Devon Energy	4,100	266
Hess	5,200	326

		592

Pharmaceuticals (7.4%)
Abbott Laboratories	12,900	695
Bristol-Myers Squibb	4,300	136
Eli Lilly	13,800	512
Forest Laboratories*	3,700	116
Johnson & Johnson	8,400	541
Merck	25,100	866
Pfizer	53,600	1,032

		3,898

Printing & Publishing (0.1%)
Lexmark International, Cl A	1,800	57

Railroads (1.1%)
CSX	16,600	369
Union Pacific	2,200	219

		588

Reinsurance (0.8%)
Everest Re Group	1,800	162
PartnerRe	1,900	118
Validus Holdings	5,200	142

		422

Retail (4.7%)
Brinker International	5,600	128
Darden Restaurants	4,400	211
Kohl’s	6,000	318
Kroger	13,100	304
Macy’s	9,500	290
McDonald’s	2,100	195
Safeway	12,300	238
Wal-Mart Stores	13,400	760

		2,444

	Shares/ Face Amount	Value (000)
Semi-Conductors/Instruments (3.6%)
Intel	37,400	$918
Jabil Circuit	9,900	203
KLA-Tencor	5,600	264
Marvell Technology Group*	12,200	171
Micron Technology*	14,600	81
TE Connectivity	5,000	178
Vishay Intertechnology*	6,900	74

		1,889

Specialized REIT (0.3%)
Hospitality Properties Trust	6,400	154

Specialty Retail (0.7%)
Lowe’s	19,000	399

Steel & Steel Works (0.6%)
Alcoa	7,800	84
Cliffs Natural Resources	3,200	218

		302

Technology Distributors (0.9%)
Avnet*	5,400	164
Ingram Micro, Cl A*	5,900	105
Tech Data*	3,900	192

		461

Telephones & Telecommunications (4.6%)
AT&T	22,700	665
Cisco Systems	45,500	843
Corning	21,900	313
Harris	5,700	215
QUALCOMM	3,500	181
Verizon Communications	6,500	241

		2,458

Total Common Stock
(Cost $55,950)		52,191

Repurchase Agreement (0.4%)
Morgan Stanley 0.020%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $184,586 (collateralized by a U.S. Treasury Bill, par value $188,320, 0.000%, 04/05/12; with total market value $188,278)	$185	185

Total Repurchase Agreement (Cost $185)		185

Total Investments – 99.9% (Cost $56,135)		$52,376

Percentages are based on Net Assets of $52,428 (000).

*	Non-income producing security.
Cl	Class
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

October 31, 2011

LSV Conservative Core Equity Fund
The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value (000):
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,191	$—	$—	$52,191
Repurchase Agreement	—	185	—	185

Total Investments in Securities	$52,191	$185	$—	$52,376

For the year ended October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. During the year ended October 31, 2011, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000)

October 31, 2011

LSV Conservative Core Equity Fund
Assets:
Investments at Value (Cost $56,135)	$52,376
Dividend and Interest Receivable	58
Receivable from Investment Adviser	15
Prepaid Expenses	8

Total Assets	52,457

Liabilities:
Payable due to Investment Adviser	16
Payable due to Administrator	3
Payable due to Chief Compliance Officer	—
Payable due to for Trustees Fees	—
Other Accrued Expenses	10

Total Liabilities	29

Net Assets	$52,428

Net Assets Consist of:
Paid-in Capital	$63,580
Undistributed Net Investment Income	782
Accumulated Net Realized Loss on Investments	(8,175)
Net Unrealized Depreciation on Investments	(3,759)

Net Assets	$52,428

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,787,206 (1)

Net Asset Value, Offering and Redemption Price Per Share	$7.72

(1)	Shares have not been rounded

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)

For the year ended October 31, 2011

LSV Conservative Core Equity Fund
Investment Income:
Dividend Income	$1,144
Interest Income	—

Total Investment Income	1,144

Expenses:
Investment Advisory Fees	206
Administration Fees	32
Trustees’ Fees	1
Transfer Agent Fees	30
Registration and Filing Fees	19
Printing Fees	13
Custodian Fees	5
Professional Fees	3
Insurance and Other Fees	5

Total Expenses	314
Less: Waiver of Investment Advisory Fees	(125)
Fees Paid Indirectly — (see Note 4)	—

Net Expenses	189

Net Investment Income	955

Net Realized Gain on Investments	1,075
Net Change in Unrealized Appreciation (Depreciation) on Investments	(543)

Net Realized and Unrealized Gain on Investments	532

Net Increase in Net Assets Resulting from Operations	$1,487

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

For the the years ended October 31,

	LSV Conservative Core Equity Fund
	2011	2010
Operations:
Net Investment Income	$955	$585
Net Realized Gain on Investments	1,075	210
Net Change in Unrealized Appreciation (Depreciation) on Investments	(543)	3,326

Net Increase in Net Assets Resulting from Operations	1,487	4,121

Dividends and Distributions:
Net Investment Income	(642)	(571)

Total Dividends and Distributions	(642)	(571)

Capital Share Transactions:
Issued	26,590	—
Reinvestment of Dividends and Distributions	339	483
Redeemed	(5,559)	(1,274)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	21,370	(791)

Total Increase in Net Assets	22,215	2,759

Net Assets:
Beginning of Year	30,213	27,454

End of Year (including undistributed net investment income of $782 and $467, respectively)	$52,428	$30,213

Shares Transactions:
Issued	3,451	—
Reinvestment of Dividends and Distributions	43	69
Redeemed	(756)	(176)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,738	(107)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a share outstanding throughout each period

For the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
LSV Conservative Core Equity Fund
2011	$7.46	$0.22	$0.14	$0.36	$(0.10)	$(0.10)	$7.72	4.74%	$52,428	0.35%	0.58%	1.76%	23%
2010	6.61	0.14	0.85	0.99	(0.14)	(0.14)	7.46	15.06	30,213	0.35	0.68	1.98	29
2009	6.09	0.15	0.58	0.73	(0.21)	(0.21)	6.61	12.58	27,454	0.35	0.73	2.53	44
2008	9.84	0.20	(3.87)	(3.67)	(0.08)	(0.08)	6.09	(37.56)	28,568	0.35	0.64	2.31	35
2007*	10.00	0.08	(0.24)	(0.16)	—	—	9.84	(1.60)	29,691	0.35	0.73	1.92	5

*	Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.
†	Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would not pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2011

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2011, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2011, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute

Notes to Financial Statements

October 31, 2011

substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2011, the Fund earned $5 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 29, 2012 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

Notes to Financial Statements

October 31, 2011

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2011, were as follows (000):

Purchases
Other	$33,378

Sales
Other	$11,928

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in REITS, have been reclassified to (from) the following accounts (000):

Undistributed Net Investment Income	Accumulated Net Realized Loss
$ 2	$(2)

These reclassifications have had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions declared during the years ended October 31, 2011 and 2010 was as follows (000):

Ordinary Income
2011	$642
2010	571

As of October 31, 2011, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$781
Capital Loss Carryforward	(8,086)
Unrealized Depreciation	(3,847)

Total Accumulated Losses	$(11,152)

For Federal income tax purposes, capital loss carry-forwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Total Capital Loss Carryforwards 2011
$162	$7,924	$8,086

During the year ended October 31, 2011, the Fund had utilized capital loss carryforwards in the amount of $1,036 (000) to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2011, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$56,223	$4,375	$(8,222)	$(3,847)

8.	Other:

At October 31, 2011, 87% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Recent Accounting Pronouncement:

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the

Notes to Financial Statements

October 31, 2011

following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund

and Shareholders of LSV Conservative Core Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Core Equity Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Core Equity Fund of The Advisors’ Inner Circle Fund at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 22, 2011

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/11	Ending Account Value 10/31/11	Annualized Expense Ratios	Expenses Paid During Period*
LSV Conservative Core Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$900.80	0.35%	$1.68

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.44	0.35%	$1.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of November 16, 2011.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]
ROBERT A. NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 71 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS[3,4]
CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments— Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

JOSEPH T. GRAUSE JR. 59 yrs. old	Trustee (Since 2011)	Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS[3,4] (continued)

MITCHELL A. JOHNSON 68 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 – 2006). Director, The FBR Rushmore Funds (2002 – 2005). Trustee, Diversified Investors Portfolios (2006 – 2008).

BETTY L. KRIKORIAN 68 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self- Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

BRUCE R. SPECA 55 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

JAMES M. STOREY 80 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.	Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member/Officer[5]
INDEPENDENT BOARD MEMBERS[3,4] (continued)

GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.	Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP; member of the independent review committee for SEI’s Canadian-registered mutual funds.

OFFICERS

MICHAEL BEATTIE 46 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.

MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments GFS from April 1995 to February 1998 and November 1998 to July 2005.	None.

RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)

DIANNE M. SULZBACH 34 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.	None.

TIMOTHY D. BARTO 43 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.	None.

JAMES NDIAYE 43 yrs. old	Vice President and Assistant Secretary (Since 2004)	Vice President and Assistant Secretary of SIMC since 2005. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.	None.

KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

NOTICE TO SHAREHOLDERS

OF

LSV CONSERVATIVE CORE EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2011, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
0%	100%	100%	100%	100%	0.02%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.
(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Core Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-AR-006-0500

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1)    The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)    The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$209,462	$0	$0	$211,890	$0	$0
(b)	Audit- Related Fees	$11,286	$0	$0	$4,000	$0	$0
(c)	Tax Fees	$56,000	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$341,200	$581	N/A	$259,524	N/A	N/A
(b)	Audit- Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)    Not applicable.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2011	2010
Audit-Related Fees	4%	1.9%
Tax Fees	20%	26.0%
All Other Fees	0%	0%

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $34,500,000 and $0 for 2011 and 2010, respectively.

(g)        The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.

(h)        During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)        Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 5, 2012

*	Print the name and title of each signing officer under his or her signature.